RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 19, 2023	Jun. 30, 2023	Aug. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services					$ 13,475,000
Shares of common stock									202,575		94,535
Warrant price per share									$ 2.96
Amounts owed to related parties				$ 5,834,362			$ 5,834,362		$ 1,637,048	[1]
Long term debt				1,847,992			1,847,992				548,563
Interest expense				19,403			44,453		56,515
Related Party [Member]
Related Party Transaction [Line Items]
Amounts owed to related parties											35,539
Advance from related party				$ 693,036			$ 693,036			[1]	35,539
Amounts owed from related parties											13,685
Professional and other fees and costs									571,215		$ 192,000
Related Party [Member] | Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Promissory note		$ 620,000				$ 620,000		$ 620,000
Interest rate		7.00%				7.00%		7.00%
Maturity date		Jun. 25, 2025
Proceeds from issuance of promissory note		$ 620,000
Payment terms		The Company may prepay interest and principal on the note at any time before maturity on June 25, 2025.
Outstanding balance promissory note		$ 500,000				$ 500,000		$ 500,000
Interest expense		25,299
Related Party [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Amounts owed to related parties									178,723
Amounts owed to related parties									48,069
Related Party [Member] | June 2023 Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note		$ 620,000				$ 620,000		$ 620,000
Interest rate		7.00%				7.00%		7.00%
Maturity date		Jun. 25, 2025
Issued shares of common stock				93,333			93,333
Long term debt				$ 420,000			$ 420,000
Long term debt				97,992			97,992
Related Party [Member] | Consulting Services [Member]
Related Party Transaction [Line Items]
Professional fees				$ 66,102		$ 116,927	$ 124,887	$ 157,217
AFG Companies Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services	1,750,000		1,750,000
Stock issued during period, value, issued for services	$ 13,475,000		$ 13,475,000
AFG Companies Inc [Member] | Related Party [Member] | Reseller Warrants [Member]
Related Party Transaction [Line Items]
Shares of common stock	3,750,000		3,750,000
Warrant exercisable shares of common stock	1
Warrant price per share	$ 10.00		$ 10.00
Fair value of warrant per share	$ 2.52		$ 2.52	$ 2.52			$ 2.52
Officers and Directors [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts owed to related parties				$ 380,000			$ 380,000		178,723
Amounts owed to related parties				$ 30,570			$ 30,570		$ 48,069

[1]	Derived from audited information